Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Property, plant and equipment.
Property, plant and equipment

4.Property, plant and equipment

				Right-of-use
			Furniture	assets
	Vessels	Dry docking	and fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At 30 June 2025
Cost	3,069,884	81,066	1,102	311,221	3,463,273
Accumulated depreciation and impairment charge	(653,445)	(37,990)	(782)	(213,416)	(905,633)
Net book value	2,416,439	43,076	320	97,805	2,557,640

				Right-of-use
			Furniture	assets
	Vessels	Dry docking	and fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At 31 December 2024
Cost	2,936,835	63,116	1,102	470,514	3,471,567
Accumulated depreciation and impairment charge	(583,545)	(34,585)	(748)	(254,242)	(873,120)
Net book value	2,353,290	28,531	354	216,272	2,598,447
(a)	Vessels with an aggregate carrying amount of US$1,765.2 million as at 30 June 2025 (31 December 2024: US$1,091.0 million) are secured on bank borrowings (note 6).
(b)	In H1 2025, the Group derecognized US$138.5 million of right-of-use assets (vessels) cost and accumulated depreciation upon the delivery of two VLGCs, following the exercise of purchase options declared in December 2024 and February 2025 respectively.
(c)	The sale and delivery of BW Cedar was concluded in February 2025, generating US$65.0 million in proceeds and a net book gain of US$32.1 million.